Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

For the years ended December 31, 2016 and 2017, the provision for income taxes was calculated as follows:

	For the year ended December 31,
	2016	2017
Current:
Federal	$—	$—
State	2,053	7,624

Total	2,053	7,624
Deferred
Federal	—	—
State	—	—

Total	—	—

Provision for income tax	$2,053	$7,624

Reconciles of Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes

The following table reconciles income taxes computed at the federal statutory rate and the Company’s provision for income taxes:

	For the year ended December 31,
	2016	2017
Income tax at statutory rate	$(6,255,072)	$(7,346,079)
Change in federal tax rate	—	2,621,803
State liability	(260,835)	(411,853)
Permanent items	67,151	214,313
Stock compensation	157,250	72,696
Nondeductible interest	21,548	15,568
Expiration of net operating losses	—	922,307
Research and development credit	(170,950)	(200,379)
State rate change	44,421	(18,026)
Estimated section 382 limitation	9,256,295	1,491,942
Return to provision	—	365,263
Other	96,406	488,264
Valuation allowance	(2,954,161)	1,791,805

Provision for income tax	$2,053	$7,624

Summary of Deferred Tax Assets

The tax effects of carryforwards and other temporary differences that give rise to deferred tax assets consist of the following:

	For the year ended December 31,
	2016	2017
Estimated net operating loss carryforward	$2,218,618	$3,355,180
Estimated research and development credits	2,244,047	2,686,666
Accruals and other	2,273,838	2,560,417
Deferred rent	164,821	90,866

	6,901,324	8,693,129
Less valuation allowance	(6,901,324)	(8,693,129)

Net deferred tax assets	$—	$—